Leases - Disclosure of maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 5	£ 10
Future finance income	(1)	(2)
Present value of minimum lease payments receivable	4	8
Unguaranteed residual values	0	0
Not more than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	7
Future finance income	0	(1)
Present value of minimum lease payments receivable	1	6
Unguaranteed residual values	0	0
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	3	3
Future finance income	(1)	(1)
Present value of minimum lease payments receivable	2	2
Unguaranteed residual values	0	0
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	0
Future finance income	0	0
Present value of minimum lease payments receivable	1	0
Unguaranteed residual values	£ 0	£ 0